UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22032

Name of Fund:     BlackRock International Growth and Income Trust (BGY)

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock International Growth and Income Trust,
55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2014

Date of reporting period: 07/31/2014

Item 1 –	Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.6%
YPF SA — ADR (a)(b)	169,200	$5,986,296
Belgium — 2.2%
Anheuser-Busch InBev NV	190,946	20,609,278
Canada — 5.6%
Element Financial Corp. (c)	906,900	11,777,598
Gildan Activewear, Inc. (a)	106,200	6,222,881
Lundin Mining Corp. (c)	748,700	4,305,360
MEG Energy Corp. (a)(c)	292,600	10,492,649
Suncor Energy, Inc. (a)	226,200	9,287,820
Tourmaline Oil Corp. (a)(c)	218,472	10,284,925

		52,371,233
China — 4.4%
Anhui Conch Cement Co. Ltd. (d)	1,924,440	7,199,927
Baidu, Inc. — ADR (a)(c)	84,420	18,238,941
Beijing Enterprises Water Group Ltd.	5,846,000	3,799,473
CSR Corp Ltd., Class H	4,606,000	4,160,231
Qunar Cayman Islands Ltd. — ADR (a)(c)	252,600	7,085,430

		40,484,002
Denmark — 1.0%
Novo Nordisk A/S, Class B	210,100	9,671,362
France — 6.3%
BNP Paribas SA	209,799	13,920,856
Orange SA	896,600	14,040,108
Renault SA	74,100	6,185,857
Schneider Electric SE	111,600	9,458,805
Societe Generale SA	119,200	5,984,118
Unibail-Rodamco SE	34,800	9,341,547

		58,931,291
Germany — 2.9%
Bayer AG	56,600	7,465,887
Daimler AG	156,900	12,947,152
DMG MORI SEIKI AG	129,154	3,945,109
Henkel AG & Co. KGaA	26,700	2,969,040
OSRAM Licht AG (c)	50	2,020

		27,329,208
Greece — 0.6%
Alpha Bank AE (c)	7,470,611	5,969,296
Hong Kong — 2.6%
AIA Group Ltd.	1,968,352	10,545,250
Melco Crown Entertainment Ltd. — ADR (a)	277,900	9,226,280
MTR Corp. Ltd.	1,154,500	4,535,509

		24,307,039

Common Stocks	Shares	Value
India — 2.2%
HDFC Bank Ltd.	633,102	$9,123,300
Tata Motors Ltd. — ADR (a)	277,800	10,923,096

		20,046,396
Indonesia — 0.9%
Global Mediacom Tbk PT	22,786,002	3,744,261
Matahari Department Store Tbk PT	3,872,280	4,817,655

		8,561,916
Ireland — 4.0%
Dalata Hotel Group PLC (c)	1,128,668	4,624,697
Green REIT PLC (c)	9,021,118	15,220,419
Kingspan Group PLC	303,813	5,170,216
Ryanair Holdings PLC — ADR (c)	225,200	11,933,348

		36,948,680
Italy — 3.5%
Banca Generali SpA (a)	311,300	8,693,894
Intesa Sanpaolo SpA (a)	2,934,900	8,715,525
UniCredit SpA (a)	1,925,451	15,108,654

		32,518,073
Japan — 13.0%
Japan Tobacco, Inc.	256,500	9,020,475
Kenedix Office Investment Corp. — REIT	1,314	7,135,738
LIXIL Group Corp.	318,200	7,835,518
Makita Corp.	173,800	10,458,582
Mitsubishi Estate Co. Ltd.	489,000	11,957,557
Mitsubishi UFJ Financial Group, Inc.	2,442,500	14,404,164
Nabtesco Corp.	224,400	5,069,898
ORIX Corp.	459,700	7,429,342
Shinsei Bank Ltd.	1,101,000	2,328,092
SMC Corp.	52,200	14,411,305
SoftBank Corp.	258,800	18,604,683
Tokyo Tatemono Co. Ltd.	335,500	2,865,451
Toyota Motor Corp.	157,100	9,275,193

		120,795,998
Mexico — 1.0%
Cemex SAB de CV — ADR (a)(c)	756,448	9,500,987
Netherlands — 3.4%
Aalberts Industries NV	215,052	6,561,506
Randstad Holding NV	267,100	13,240,322
Royal Dutch Shell PLC — A Shares	294,900	12,126,901

		31,928,729
New Zealand — 0.9%
Xero Ltd. (c)	109,000	2,295,409
Xero Ltd. (Acquired 10/15/13, cost $4,566,935) (c)(e)	300,605	6,164,374

		8,459,783

Portfolio Abbreviations
ADR American Depositary Receipt CAD Canadian Dollar CHF Swiss Franc DKK Danish Krone EUR Euro GBP British Pound	HKD Hong Kong Dollar JPY Japanese Yen KRW South Korean Won NOK Norwegian Krone NZD New Zealand Dollar	REIT Real Estate Investment Trust SEK Swedish Krona TWD Taiwan Dollar USD US Dollar ZAR South African Rand

JULY 31, 2014	1

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Norway — 0.5%
Statoil ASA	161,200	$4,606,222
Panama — 0.7%
Copa Holdings SA, Class A (a)	43,600	6,621,532
Peru — 0.5%
Credicorp Ltd. (a)	32,500	4,807,400
Russia — 0.8%
QIWI PLC — ADR	195,000	7,029,750
South Africa — 1.5%
Naspers Ltd., N Shares	115,800	14,240,752
South Korea — 0.7%
Hyundai Development Co.-Engineering & Construction	173,700	6,540,050
Spain — 2.3%
NH Hotel Group SA (c)	2,109,078	11,403,760
Sacyr SA (c)	1,725,250	9,725,517

		21,129,277
Sweden — 1.5%
Nordea Bank AB	447,936	6,007,169
Seamless Distribution AB (c)	201,098	734,289
Svenska Cellulosa AB SCA, Class B	283,850	6,990,105

		13,731,563
Switzerland — 8.8%
Actelion Ltd.	116,115	13,946,103
Novartis AG	375,200	32,641,892
Roche Holding AG	121,023	35,121,568

		81,709,563
Taiwan — 1.7%
Epistar Corp.	2,100,000	4,572,114
Hermes Microvision, Inc.	58,437	2,266,214
Hon Hai Precision Industry Co. Ltd.	2,480,000	8,498,188

		15,336,516
United Kingdom — 17.6%
Abengoa Yield PLC (a)(c)	94,100	3,404,538
AO World PLC (c)	1,058,900	3,499,209
APR Energy PLC	904,511	8,724,781
AstraZeneca PLC	413,600	30,199,718
Babcock International Group PLC	422,407	7,806,520
British Sky Broadcasting Group PLC	387,900	5,756,514
Crest Nicholson Holdings PLC	2,007,019	11,913,827
Drax Group PLC	392,700	4,637,667
easyJet PLC	114,900	2,512,122
Foxtons Group PLC	2,019,884	9,127,140
Hargreaves Lansdown PLC	208,377	3,592,516
Imperial Tobacco Group PLC	374,700	16,222,300
Liberty Global PLC, Class A (a)(c)	220,200	9,160,320
Metro Bank PLC (Acquired 1/15/14, cost $4,917,700) (c)(e)	231,026	5,113,456
Nomad Holdings Ltd. (c)	475,571	4,940,388
Perform Group PLC (c)	1,499,974	5,381,379
Polypipe Group PLC (c)	2,626,409	10,863,740
Smith & Nephew PLC	273,900	4,713,755
SSP Group PLC (c)	530,320	2,057,048
TSB Banking Group PLC (c)	1,093,532	5,280,177
Whitbread PLC	129,600	9,385,069

		164,292,184

Common Stocks	Shares	Value
United States — 2.8%
EOG Resources, Inc. (a)(b)	41,000	$4,487,040
Euronet Worldwide, Inc. (a)(b)(c)	99,607	4,984,334
Samsonite International SA	2,355,300	7,298,904
Schlumberger Ltd. (a)	62,280	6,750,529
SunPower Corp. (a)(c)	74,800	2,747,404

		26,268,211
Total Common Stocks — 94.5%		880,732,587

Investment Companies
United Kingdom — 0.8%
Kennedy Wilson Europe Real Estate PLC (c)	429,439	7,699,756

Preferred Stocks
Internet & Catalog Retail — 0.3%
Snapdeal.com (Acquired 5/07/14, cost $2,799,733) (c)(e)	398	2,778,338

Warrants (f)
United Kingdom — 0.0%
Nomad Holdings Ltd., Expires 4/10/17 (c)	475,571	211,629
Total Long-Term Investments (Cost — $822,085,107) — 95.3%		888,643,972

Short-Term Securities
Blackrock Liquidity Funds, TempFund, Institutional Class, 0.03% (g)(h)	54,302,055	54,302,055

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.19% (g)(h)(i)	$3,591	3,591,214
Total Short-Term Securities (Cost — $57,893,269) — 6.2%		57,893,269
Total Investments Before Options Written (Cost — $882,778,109) — 101.8%		949,315,579

Options Written
(Premiums Received — $10,566,466) — (0.9)%		(8,550,548)
Total Investments Net of Options Written — 100.9%		940,765,031
Liabilities in Excess of Other Assets — (0.9)%		(8,841,115)

Net Assets — 100.0%		$931,923,916

2	JULY 31, 2014

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

Notes to Schedule of Investments

*	As of July 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$892,031,137

Gross unrealized appreciation	$83,534,347
Gross unrealized depreciation	(26,249,905)

Net unrealized appreciation	$57,284,442

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(c)	Non-income producing security.

(d)	Security, or a portion of security, is on loan.

(e)	Restricted securities as to resale. As of July 31, 2014 the Trust held 1.5% of its net assets, with a current market value of $14,056,168 and its original cost of $12,284,368, in the security,.

(f)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(g)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Net Activity	Shares/ Beneficial Interest Held at July 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	22,346,730	31,955,325	54,302,055	$5,846
BlackRock Liquidity Series, LLC, Money Market Series	—	$3,591,214	$3,591,214	$108,473

(h)	Represents the current yield as of report date.

(i)	Security was purchased with the cash collateral from loaned securities. The Trust may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Exchange-traded options written as of July 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
SunPower Corp.	Call	USD	39.50	8/01/14	200	$(7,500)
Tata Motors Ltd. — ADR	Call	USD	42.50	8/01/14	321	(4,815)
EOG Resources, Inc.	Call	USD	119.00	8/08/14	226	(9,492)
Schlumberger Ltd.	Call	USD	118.00	8/08/14	100	(500)
Tata Motors Ltd. — ADR	Call	USD	44.00	8/08/14	425	(10,625)
Cemex SAB de CV — ADR	Call	USD	13.50	8/11/14	1,400	(1,134)
Intesa Sanpaolo SpA	Call	EUR	2.40	8/14/14	530	(6,426)
UniCredit SpA	Call	EUR	6.20	8/14/14	200	(13,307)
UniCredit SpA	Call	EUR	6.40	8/14/14	357	(9,965)
UniCredit SpA	Call	EUR	7.20	8/14/14	106	(184)
Abengoa Yield PLC	Call	USD	40.00	8/18/14	170	(14,450)
Copa Holdings SA, Class A	Call	USD	145.00	8/18/14	94	(79,430)
Credicorp Ltd.	Call	USD	155.00	8/18/14	96	(6,720)
Credicorp Ltd.	Call	USD	160.00	8/18/14	85	(1,488)
Euronet Worldwide, Inc.	Call	USD	50.00	8/18/14	262	(32,750)
Gildan Activewear, Inc.	Call	CAD	64.00	8/18/14	585	(49,092)
Liberty Global PLC, Class A	Call	USD	45.00	8/18/14	905	(22,625)
MEG Energy Corp.	Call	CAD	40.00	8/18/14	360	(10,730)
Melco Crown Entertainment Ltd. — ADR	Call	USD	34.00	8/18/14	419	(40,852)
Melco Crown Entertainment Ltd. — ADR	Call	USD	34.50	8/18/14	412	(32,960)
Qunar Cayman Islands Ltd. — ADR	Call	USD	30.00	8/18/14	940	(61,100)
Schlumberger Ltd.	Call	USD	120.00	8/18/14	29	(130)
Suncor Energy, Inc.	Call	CAD	46.00	8/18/14	598	(13,985)
SunPower Corp.	Call	USD	40.00	8/18/14	200	(13,300)
Tata Motors Ltd. — ADR	Call	USD	44.00	8/18/14	425	(6,375)

JULY 31, 2014	3

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

•	Exchange-traded options written as of July 31, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Tourmaline Oil Corp.	Call	CAD	54.00	8/18/14	600	$(16,508)
YPF SA — ADR	Call	USD	43.00	8/18/14	930	(41,850)
Schlumberger Ltd.	Call	USD	118.00	8/22/14	29	(464)
Tata Motors Ltd. — ADR	Call	USD	41.50	8/22/14	360	(16,200)
Cemex SAB de CV — ADR	Call	USD	13.50	8/28/14	1,650	(9,256)
Baidu, Inc. — ADR	Call	USD	185.00	8/29/14	273	(872,234)
Schlumberger Ltd.	Call	USD	111.00	9/05/14	185	(30,710)
Banca Generali SpA	Call	EUR	22.00	9/19/14	565	(19,057)
Baidu, Inc. — ADR	Call	USD	220.00	9/22/14	190	(158,650)
Copa Holdings SA, Class A	Call	USD	153.00	9/22/14	145	(69,214)
Euronet Worldwide, Inc.	Call	USD	50.00	9/22/14	286	(61,490)
MEG Energy Corp.	Call	CAD	38.00	9/22/14	340	(57,688)
Melco Crown Entertainment Ltd. — ADR	Call	USD	35.00	9/22/14	419	(54,470)
Qunar Cayman Islands Ltd. — ADR	Call	USD	30.00	9/22/14	100	(15,250)
Suncor Energy, Inc.	Call	CAD	46.00	9/22/14	270	(16,839)
Tourmaline Oil Corp.	Call	CAD	54.00	9/22/14	300	(27,514)
Tourmaline Oil Corp.	Call	CAD	56.00	9/22/14	300	(15,821)
Melco Crown Entertainment Ltd. — ADR	Call	USD	36.66	10/20/14	280	(35,000)
Total						$(1,968,150)

•	Over-the-counter options written as of July 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
AIA Group Ltd.	Deutsche Bank AG	Call	HKD	39.54	8/05/14	265,000	$(68,419)
Beijing Enterprises Water Group Ltd.	Bank of America N.A.	Call	HKD	5.06	8/05/14	796,000	(8,809)
BNP Paribas SA	Goldman Sachs International	Call	EUR	49.92	8/05/14	70,000	(47,341)
Hyundai Development Co.-Engineering & Construction	Goldman Sachs International	Call	KRW	31,621.25	8/05/14	22,500	(155,211)
Kenedix Office Investment Corp. — REIT	Goldman Sachs International	Call	JPY	524,280.00	8/05/14	130	(43,490)
Kenedix Office Investment Corp. — REIT	Goldman Sachs International	Call	JPY	560,341.25	8/05/14	200	(11,840)
Mitsubishi Estate Co. Ltd.	Goldman Sachs International	Call	JPY	2,537.50	8/05/14	88,000	(20,817)
NH Hotel Group SA	Bank of America N.A.	Call	EUR	4.74	8/05/14	113,500	(2)
Roche Holding AG	UBS AG	Call	CHF	266.14	8/05/14	57,800	(59,474)
Samsonite International SA	Deutsche Bank AG	Call	HKD	24.87	8/05/14	100,500	(507)
Samsonite International SA	UBS AG	Call	HKD	26.11	8/05/14	205,200	(17)
Societe Generale SA	Morgan Stanley & Co. International PLC	Call	EUR	39.63	8/05/14	97,000	(9,981)
Toyota Motor Corp.	Goldman Sachs International	Call	JPY	5,880.22	8/05/14	24,000	(48,020)
Toyota Motor Corp.	UBS AG	Call	JPY	6,016.57	8/05/14	25,000	(23,092)
Daimler AG	Deutsche Bank AG	Call	EUR	69.97	8/06/14	39,000	(15)
Kingspan Group PLC	UBS AG	Call	EUR	12.66	8/06/14	12,000	(3,425)
SMC Corp.	BNP Paribas S.A.	Call	JPY	27,805.09	8/07/14	9,800	(77,761)
Imperial Tobacco Group PLC	Goldman Sachs International	Call	GBP	26.45	8/08/14	63,000	(5,850)
Novo Nordisk A/S, Class B	Goldman Sachs International	Call	DKK	252.80	8/08/14	34,000	(35,828)
Royal Dutch Shell PLC — A Shares	Deutsche Bank AG	Call	EUR	30.54	8/08/14	41,000	(22,439)
Element Financial Corp.	Morgan Stanley & Co. International PLC	Call	CAD	12.99	8/11/14	91,000	(100,017)
Kenedix Office Investment Corp. — REIT	Goldman Sachs International	Call	JPY	531,260.00	8/11/14	105	(29,354)
Ryanair Holdings PLC — ADR	Goldman Sachs International	Call	USD	57.47	8/11/14	20,000	(22,550)
Samsonite International SA	Goldman Sachs International	Call	HKD	25.44	8/11/14	63,000	(330)

4	JULY 31, 2014

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

•	Over-the-counter options written as of July 31, 2014 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Suncor Energy, Inc.	Morgan Stanley & Co. International PLC	Call	CAD	46.75	8/11/14	35,700	$(2,048)
Aalberts Industries NV	Morgan Stanley & Co. International PLC	Call	EUR	24.92	8/12/14	24,600	(140)
Anheuser-Busch InBev NV	Goldman Sachs International	Call	EUR	83.46	8/12/14	47,000	(17,826)
MEG Energy Corp.	Morgan Stanley & Co. International PLC	Call	CAD	39.00	8/12/14	56,200	(30,604)
NH Hotel Group SA	Morgan Stanley & Co. International PLC	Call	EUR	4.57	8/12/14	100,000	(1,165)
Ryanair Holdings PLC — ADR	Goldman Sachs International	Call	USD	53.75	8/12/14	75,500	(187,816)
Babcock International Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	11.89	8/13/14	72,000	(540)
Crest Nicholson Holdings PLC	Morgan Stanley & Co. International PLC	Call	GBP	3.51	8/13/14	36,000	(4,510)
Hargreaves Lansdown PLC	Morgan Stanley & Co. International PLC	Call	GBP	12.92	8/13/14	56,000	(1)
Imperial Tobacco Group PLC	Goldman Sachs International	Call	GBP	26.91	8/13/14	82,600	(6,107)
Naspers Ltd., N Shares	UBS AG	Call	ZAR	1,354.60	8/13/14	45,600	(100,225)
Royal Dutch Shell PLC — A Shares	Morgan Stanley & Co. International PLC	Call	EUR	30.37	8/13/14	71,200	(55,866)
AstraZeneca PLC	Deutsche Bank AG	Call	GBP	43.97	8/14/14	40,600	(18,521)
Schneider Electric SE	Bank of America N.A.	Call	EUR	67.64	8/14/14	44,000	(6,489)
Schneider Electric SE	Goldman Sachs International	Call	EUR	71.98	8/14/14	10,300	(66)
Svenska Cellulosa AB SCA, Class B	Goldman Sachs International	Call	SEK	187.57	8/14/14	49,000	(19)
AIA Group Ltd.	Deutsche Bank AG	Call	HKD	40.15	8/20/14	281,000	(56,396)
Anhui Conch Cement Co. Ltd.	UBS AG	Call	HKD	29.01	8/20/14	310,000	(31,565)
Element Financial Corp.	Deutsche Bank AG	Call	CAD	13.80	8/20/14	58,500	(31,473)
Epistar Corp.	Morgan Stanley & Co. International PLC	Call	TWD	75.44	8/20/14	345,000	(1,145)
Hyundai Development Co.-Engineering & Construction	Bank of America N.A.	Call	KRW	33,915.00	8/20/14	25,000	(119,883)
Kenedix Office Investment Corp. — REIT	Goldman Sachs International	Call	JPY	531,260.00	8/20/14	105	(31,523)
Samsonite International SA	Deutsche Bank AG	Call	HKD	24.87	8/20/14	100,500	(2,663)
Tokyo Tatemono Co. Ltd.	BNP Paribas S.A.	Call	JPY	957.00	8/20/14	135,000	(2,865)
Actelion Ltd.	Goldman Sachs International	Call	CHF	112.46	8/21/14	30,600	(56,402)
Cemex SAB de CV — ADR	Deutsche Bank AG	Call	USD	13.37	8/21/14	52,400	(2,548)
QIWI PLC — ADR	Deutsche Bank AG	Call	USD	41.48	8/22/14	43,000	(29,388)
Element Financial Corp.	Morgan Stanley & Co. International PLC	Call	CAD	12.99	8/25/14	91,000	(102,732)
Anhui Conch Cement Co. Ltd.	UBS AG	Call	HKD	28.27	8/26/14	362,000	(63,338)
Beijing Enterprises Water Group Ltd.	Citibank N.A.	Call	HKD	5.21	8/26/14	796,000	(14,021)
Drax Group PLC	Deutsche Bank AG	Call	GBP	7.06	8/26/14	71,000	(26,734)
Hon Hai Precision Industry Co. Ltd.	JPMorgan Chase Bank N.A.	Call	TWD	106.07	8/26/14	650,000	(26,293)
Liberty Global PLC, Class A	Citibank N.A.	Call	USD	45.80	8/26/14	30,000	(10,612)
Nabtesco Corp.	Morgan Stanley & Co. International PLC	Call	JPY	2,325.03	8/26/14	85,000	(52,466)
Orange SA	Deutsche Bank AG	Call	EUR	11.73	8/26/14	125,000	(50,248)
Renault SA	Deutsche Bank AG	Call	EUR	73.47	8/26/14	13,500	(1,481)
Smith & Nephew PLC	Morgan Stanley & Co. International PLC	Call	GBP	10.45	8/26/14	75,000	(24,003)
Statoil ASA	Deutsche Bank AG	Call	NOK	190.82	8/26/14	73,000	(4,746)
Whitbread PLC	UBS AG	Call	GBP	42.94	8/26/14	27,000	(42,753)
Xero Ltd.	UBS AG	Call	NZD	25.91	8/26/14	29,500	(17,703)
Hyundai Development Co.-Engineering & Construction	Goldman Sachs International	Call	KRW	31,621.25	8/27/14	22,500	(157,060)
Kenedix Office Investment Corp. — REIT	Morgan Stanley & Co. International PLC	Call	JPY	525,200.00	8/27/14	175	(67,556)
Samsonite International SA	Goldman Sachs International	Call	HKD	25.44	8/27/14	63,000	(1,186)
Suncor Energy, Inc.	Goldman Sachs International	Call	CAD	45.55	8/28/14	35,500	(19,430)
SoftBank Corp.	JPMorgan Chase Bank N.A.	Call	JPY	7,704.40	8/29/14	82,000	(82,896)
Anheuser-Busch InBev NV	Goldman Sachs International	Call	EUR	84.71	9/03/14	39,000	(24,836)

JULY 31, 2014	5

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

•	Over-the-counter options written as of July 31, 2014 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Nordea Bank AB	Goldman Sachs International	Call	SEK	96.25	9/03/14	93,000	$(7,009)
Novartis AG	Goldman Sachs International	Call	CHF	81.10	9/03/14	81,000	(54,746)
Novartis AG	UBS AG	Call	CHF	80.93	9/03/14	37,000	(26,999)
Xero Ltd.	UBS AG	Call	NZD	26.29	9/03/14	29,500	(18,630)
Aalberts Industries NV	Bank of America N.A.	Call	EUR	24.36	9/04/14	21,000	(2,513)
AIA Group Ltd.	Citibank N.A.	Call	HKD	42.17	9/04/14	249,000	(24,330)
AIA Group Ltd.	UBS AG	Call	HKD	41.46	9/04/14	287,000	(38,516)
Anheuser-Busch InBev NV	Goldman Sachs International	Call	EUR	84.49	9/04/14	6,000	(4,341)
Anheuser-Busch InBev NV	Goldman Sachs International	Call	EUR	84.89	9/04/14	12,700	(7,911)
Anhui Conch Cement Co. Ltd.	JPMorgan Chase Bank N.A.	Call	HKD	29.33	9/04/14	387,000	(44,335)
AstraZeneca PLC	Goldman Sachs International	Call	GBP	44.15	9/04/14	85,000	(127,735)
AstraZeneca PLC	Goldman Sachs International	Call	GBP	44.72	9/04/14	24,000	(31,935)
Babcock International Group PLC	UBS AG	Call	GBP	11.35	9/04/14	102,000	(24,422)
Bayer AG	Bank of America N.A.	Call	EUR	103.23	9/04/14	56,000	(45,658)
Beijing Enterprises Water Group Ltd.	Citibank N.A.	Call	HKD	5.36	9/04/14	812,000	(12,829)
BNP Paribas SA	UBS AG	Call	EUR	50.93	9/04/14	22,500	(28,108)
British Sky Broadcasting Group PLC	Goldman Sachs International	Call	GBP	9.16	9/04/14	106,000	(12,752)
Daimler AG	Morgan Stanley & Co. International PLC	Call	EUR	68.74	9/04/14	13,800	(1,622)
DMG MORI SEIKI AG	Morgan Stanley & Co. International PLC	Call	EUR	26.30	9/04/14	24,000	(767)
Drax Group PLC	Deutsche Bank AG	Call	GBP	7.10	9/04/14	72,000	(30,386)
easyJet PLC	Morgan Stanley & Co. International PLC	Call	GBP	13.70	9/04/14	32,000	(12,950)
Element Financial Corp.	Deutsche Bank AG	Call	CAD	14.55	9/04/14	90,000	(30,834)
Foxtons Group PLC	UBS AG	Call	GBP	3.07	9/04/14	30,000	(1,422)
Hargreaves Lansdown PLC	Goldman Sachs International	Call	GBP	11.69	9/04/14	59,000	(1,357)
Imperial Tobacco Group PLC	Goldman Sachs International	Call	GBP	26.65	9/04/14	30,000	(12,898)
Kingspan Group PLC	Bank of America N.A.	Call	EUR	12.89	9/04/14	15,000	(5,017)
Mitsubishi Estate Co. Ltd.	Morgan Stanley & Co. International PLC	Call	JPY	2,586.21	9/04/14	50,000	(21,009)
MTR Corp. Ltd.	Deutsche Bank AG	Call	HKD	30.41	9/04/14	335,000	(27,136)
Nabtesco Corp.	Morgan Stanley & Co. International PLC	Call	JPY	2,336.42	9/04/14	85,000	(56,467)
Naspers Ltd., N Shares	Morgan Stanley & Co. International PLC	Call	ZAR	1,353.65	9/04/14	18,000	(81,388)
NH Hotel Group SA	Goldman Sachs International	Call	EUR	4.50	9/04/14	50,000	(3,183)
Novo Nordisk A/S, Class B	Goldman Sachs International	Call	DKK	251.39	9/04/14	78,000	(130,805)
Orange SA	Deutsche Bank AG	Call	EUR	11.79	9/04/14	125,000	(54,445)
Randstad Holding NV	Morgan Stanley & Co. International PLC	Call	EUR	37.90	9/04/14	73,000	(92,900)
Renault SA	Deutsche Bank AG	Call	EUR	74.19	9/04/14	13,500	(850)
Roche Holding AG	UBS AG	Call	CHF	267.90	9/04/14	8,700	(26,542)
Royal Dutch Shell PLC — A Shares	Deutsche Bank AG	Call	EUR	30.52	9/04/14	50,000	(34,550)
Sacyr SA	Goldman Sachs International	Call	EUR	4.48	9/04/14	295,000	(58,023)
Schneider Electric SE	Goldman Sachs International	Call	EUR	67.85	9/04/14	15,600	(8,445)
Smith & Nephew PLC	Morgan Stanley & Co. International PLC	Call	GBP	10.51	9/04/14	75,000	(27,246)
Societe Generale SA	Goldman Sachs International	Call	EUR	38.90	9/04/14	9,000	(9,729)
Societe Generale SA	Goldman Sachs International	Call	EUR	38.92	9/04/14	13,100	(14,079)
SoftBank Corp.	Bank of America N.A.	Call	JPY	7,747.92	9/04/14	60,000	(65,701)
Tokyo Tatemono Co. Ltd.	UBS AG	Call	JPY	897.60	9/04/14	200,000	(39,216)
Toyota Motor Corp.	Morgan Stanley & Co. International PLC	Call	JPY	6,136.69	9/04/14	23,000	(22,316)
Unibail-Rodamco SE	Deutsche Bank AG	Call	EUR	205.75	9/04/14	14,200	(27,794)
Unibail-Rodamco SE	Morgan Stanley & Co. International PLC	Call	EUR	208.72	9/04/14	4,900	(4,086)
Whitbread PLC	UBS AG	Call	GBP	43.15	9/04/14	27,000	(44,504)
Sacyr SA	Goldman Sachs International	Call	EUR	4.51	9/05/14	359,000	(67,033)

6	JULY 31, 2014

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

•	Over-the-counter options written as of July 31, 2014 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Svenska Cellulosa AB SCA, Class B	Goldman Sachs International	Call	SEK	177.28	9/05/14	130,000	$(20,675)
Actelion Ltd.	Bank of America N.A.	Call	CHF	113.16	9/09/14	33,000	(87,983)
BNP Paribas SA	UBS AG	Call	EUR	51.43	9/09/14	22,500	(24,345)
British Sky Broadcasting Group PLC	Goldman Sachs International	Call	GBP	9.20	9/09/14	106,000	(12,461)
Crest Nicholson Holdings PLC	Morgan Stanley & Co. International PLC	Call	GBP	3.52	9/09/14	50,000	(10,695)
DMG MORI SEIKI AG	Morgan Stanley & Co. International PLC	Call	EUR	25.88	9/09/14	23,500	(1,871)
easyJet PLC	Morgan Stanley & Co. International PLC	Call	GBP	13.84	9/09/14	32,000	(11,759)
Element Financial Corp.	Deutsche Bank AG	Call	CAD	13.80	9/09/14	58,500	(39,547)
Foxtons Group PLC	Bank of America N.A.	Call	GBP	2.74	9/09/14	25,000	(5,131)
Imperial Tobacco Group PLC	UBS AG	Call	GBP	26.71	9/09/14	30,000	(13,480)
MEG Energy Corp.	Morgan Stanley & Co. International PLC	Call	CAD	38.76	9/09/14	22,070	(25,526)
Orange SA	Morgan Stanley & Co. International PLC	Call	EUR	11.86	9/09/14	150,000	(64,872)
Randstad Holding NV	Morgan Stanley & Co. International PLC	Call	EUR	38.27	9/09/14	73,000	(86,843)
Whitbread PLC	Deutsche Bank AG	Call	GBP	43.97	9/09/14	17,000	(17,932)
AstraZeneca PLC	Goldman Sachs International	Call	GBP	44.78	9/10/14	67,000	(99,855)
AstraZeneca PLC	Morgan Stanley & Co. International PLC	Call	GBP	44.29	9/10/14	10,000	(16,107)
Beijing Enterprises Water Group Ltd.	Goldman Sachs International	Call	HKD	5.24	9/10/14	406,000	(9,448)
Hon Hai Precision Industry Co. Ltd.	Bank of America N.A.	Call	TWD	108.10	9/10/14	714,000	(24,169)
Mitsubishi Estate Co. Ltd.	Bank of America N.A.	Call	JPY	2,612.87	9/10/14	84,000	(32,926)
MTR Corp. Ltd.	Deutsche Bank AG	Call	HKD	30.71	9/10/14	335,000	(16,984)
NH Hotel Group SA	Morgan Stanley & Co. International PLC	Call	EUR	4.26	9/10/14	80,000	(13,361)
Nordea Bank AB	Bank of America N.A.	Call	SEK	95.96	9/10/14	53,000	(6,267)
Novartis AG	UBS AG	Call	CHF	81.10	9/10/14	88,400	(70,404)
Orange SA	UBS AG	Call	EUR	11.70	9/10/14	90,000	(48,267)
Renault SA	Morgan Stanley & Co. International PLC	Call	EUR	72.88	9/10/14	14,000	(2,145)
Shinsei Bank Ltd.	Bank of America N.A.	Call	JPY	215.44	9/10/14	540,000	(54,111)
Statoil ASA	Deutsche Bank AG	Call	NOK	192.70	9/10/14	73,000	(7,724)
Hyundai Development Co.-Engineering & Construction	Deutsche Bank AG	Call	KRW	35,598.00	9/11/14	25,000	(96,246)
Kenedix Office Investment Corp. — REIT	Morgan Stanley & Co. International PLC	Call	JPY	527,885.59	9/11/14	175	(64,163)
Kingspan Group PLC	Goldman Sachs International	Call	EUR	13.19	9/11/14	10,000	(2,350)
Lundin Mining Corp.	Deutsche Bank AG	Call	CAD	6.39	9/11/14	136,000	(33,927)
QIWI PLC — ADR	Citibank N.A.	Call	USD	45.99	9/11/14	21,000	(16,222)
QIWI PLC — ADR	Deutsche Bank AG	Call	USD	41.48	9/11/14	43,000	(60,306)
Samsonite International SA	Deutsche Bank AG	Call	HKD	25.17	9/11/14	282,000	(11,430)
Aalberts Industries NV	Morgan Stanley & Co. International PLC	Call	EUR	23.76	9/16/14	27,500	(10,187)
Samsonite International SA	Deutsche Bank AG	Call	HKD	25.17	9/16/14	282,000	(12,928)
DMG MORI SEIKI AG	Morgan Stanley & Co. International PLC	Call	EUR	26.91	9/17/14	23,500	(917)
Kenedix Office Investment Corp. — REIT	Morgan Stanley & Co. International PLC	Call	JPY	568,400.00	9/17/14	182	(27,797)
Babcock International Group PLC	Goldman Sachs International	Call	GBP	11.29	9/18/14	102,000	(37,337)
Drax Group PLC	Deutsche Bank AG	Call	GBP	7.13	9/18/14	72,000	(34,708)
Henkel AG & Co. KGaA	Morgan Stanley & Co. International PLC	Call	EUR	86.06	9/18/14	11,700	(13,546)
Kingspan Group PLC	Goldman Sachs International	Call	EUR	13.32	9/18/14	10,000	(2,455)
Kingspan Group PLC	UBS AG	Call	EUR	12.80	9/18/14	2,300	(1,069)
NH Hotel Group SA	Goldman Sachs International	Call	EUR	4.31	9/18/14	50,000	(8,540)
Nordea Bank AB	Goldman Sachs International	Call	SEK	97.06	9/18/14	97,000	(9,224)

JULY 31, 2014	7

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

•	Over-the-counter options written as of July 31, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Beijing Enterprises Water Group Ltd.	Goldman Sachs International	Call	HKD	5.24	9/24/14	406,000	$(10,993)
Element Financial Corp.	Goldman Sachs International	Call	CAD	14.38	9/24/14	109,000	(51,894)
Epistar Corp.	Morgan Stanley & Co. International PLC	Call	TWD	69.16	9/24/14	800,000	(58,224)
Kingspan Group PLC	Goldman Sachs International	Call	EUR	13.32	9/24/14	10,000	(2,691)
Kingspan Group PLC	UBS AG	Call	EUR	12.80	9/24/14	2,300	(1,116)
LIXIL Group Corp.	Morgan Stanley & Co. International PLC	Call	JPY	2,653.20	9/24/14	150,000	(64,909)
Makita Corp.	UBS AG	Call	JPY	6,283.20	9/24/14	48,000	(58,323)
Samsonite International SA	BNP Paribas S.A.	Call	HKD	25.65	9/24/14	103,200	(3,828)
SMC Corp.	UBS AG	Call	JPY	28,370.90	9/24/14	13,500	(163,777)
Aalberts Industries NV	Morgan Stanley & Co. International PLC	Call	EUR	23.64	9/25/14	24,300	(11,862)
Cemex SAB de CV — ADR	Deutsche Bank AG	Call	USD	13.27	9/25/14	58,600	(11,401)
Henkel AG & Co. KGaA	Deutsche Bank AG	Call	EUR	88.41	9/25/14	12,000	(6,973)
Lundin Mining Corp.	Deutsche Bank AG	Call	CAD	6.39	9/25/14	136,000	(40,214)
NH Hotel Group SA	Goldman Sachs International	Call	EUR	4.12	9/30/14	100,000	(31,856)
Daimler AG	Morgan Stanley & Co. International PLC	Call	EUR	64.03	10/02/14	33,600	(55,462)
Japan Tobacco, Inc.	UBS AG	Call	JPY	3,757.53	10/07/14	16,500	(10,689)
Japan Tobacco, Inc.	UBS AG	Call	JPY	3,795.09	10/07/14	54,000	(25,793)
Mitsubishi UFJ Financial Group, Inc.	Barclays Bank PLC	Call	JPY	622.76	10/07/14	671,500	(76,231)
Samsonite International SA	BNP Paribas S.A.	Call	HKD	25.65	10/07/14	103,200	(4,856)
Novo Nordisk A/S, Class B	Morgan Stanley & Co. International PLC	Call	DKK	260.28	10/08/14	3,600	(4,865)
Aalberts Industries NV	Deutsche Bank AG	Call	EUR	23.92	10/09/14	21,000	(9,613)
Lundin Mining Corp.	UBS AG	Call	CAD	6.35	10/09/14	140,000	(49,209)
Mitsubishi UFJ Financial Group, Inc.	Barclays Bank PLC	Call	JPY	622.76	10/15/14	671,500	(83,803)
Japan Tobacco, Inc.	UBS AG	Call	JPY	3,757.53	10/22/14	16,500	(12,292)
Japan Tobacco, Inc.	UBS AG	Call	JPY	3,795.09	10/22/14	54,000	(30,827)
Schneider Electric SE	Bank of America N.A.	Put	EUR	69.46	8/26/14	15,400	(129,828)
Nordea Bank AB	UBS AG	Put	SEK	96.98	8/29/14	410,700	(273,872)
Syngenta AG	Goldman Sachs International	Put	CHF	327.00	8/29/14	12,400	(118,811)
Total							$(6,582,398)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

8	JULY 31, 2014

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$5,986,296	—	—	$5,986,296
Belgium	—	$20,609,278	—	20,609,278
Canada	52,371,233	—	—	52,371,233
China	29,484,602	10,999,400	—	40,484,002
Denmark	—	9,671,362	—	9,671,362
France	—	58,931,291	—	58,931,291
Germany	—	27,329,208	—	27,329,208
Greece	—	5,969,296	—	5,969,296
Hong Kong	9,226,280	15,080,759	—	24,307,039
India	10,923,096	9,123,300	—	20,046,396
Indonesia	—	8,561,916	—	8,561,916
Ireland	31,778,464	5,170,216	—	36,948,680
Italy	15,108,654	17,409,419	—	32,518,073
Japan	18,294,100	102,501,898	—	120,795,998
Mexico	9,500,987	—	—	9,500,987
Netherlands	—	31,928,729	—	31,928,729
New Zealand	—	8,459,783	—	8,459,783
Norway	—	4,606,222	—	4,606,222
Panama	6,621,532	—	—	6,621,532
Peru	4,807,400	—	—	4,807,400
Russia	7,029,750	—	—	7,029,750
South Africa	—	14,240,752	—	14,240,752
South Korea	6,540,050	—	—	6,540,050
Spain	—	21,129,277	—	21,129,277
Sweden	—	13,731,563	—	13,731,563
Switzerland	—	81,709,563	—	81,709,563
Taiwan	—	15,336,516	—	15,336,516
United Kingdom	60,967,332	98,211,396	$5,113,456	164,292,184
United States	18,969,307	7,298,904	—	26,268,211
Investment Companies	7,699,756	—	—	7,699,756
Preferred Stocks	—	—	2,778,338	2,778,338
Warrants	211,629	—	—	211,629
Short-Term Securities	54,302,055	3,591,214	—	57,893,269
Total	$349,822,523	$591,601,262	$7,891,794	$949,315,579

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(1,839,609)	$(6,710,939)	—	$(8,550,548)

[1] Derivative financial instruments are options written, which are shown at value.

JULY 31, 2014	9

Schedule of Investments (concluded)	BlackRock International Growth and Income Trust (BGY)

The carrying amount for certain of the Trust’s assets and/or liabilities approximates fair value for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$8,030	—	—	$8,030
Foreign currency at value	1,024,190	—	—	1,024,190
Cash pledged as collateral for OTC derivatives	4,787,504	—	—	4,787,504
Cash pledged as collateral for exchange-traded options written	4,080,000	—	—	4,080,000
Liabilities:
Collateral on securities loaned at value	—	$(3,591,214)	—	(3,591,214)
Total	$9,899,724	$(3,591,214)	—	$6,300,480

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Trust values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of October 31, 2013 the Trust did not utilize the external pricing service model adjustments as significant market movements did not occur. As of July 31 2014, securities with a value of $73,340,217 were systematically fair valued due to significant market movements. Therefore, these securities were transferred from Level 1 to Level 2 during the period October 31, 2013 to July 31, 2014.

10	JULY 31, 2014

Item 2 –	Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Growth and Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Growth and Income Trust

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Growth and Income Trust

Date: September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Growth and Income Trust

Date: September 25, 2014

3